Fair Value Measurements and Hedging - Additional Information (Details) € in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2018 EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Symbol		SBLK	SBLK
Amount reclassified into earnings		$ 114		$ 527	$ 570
Amount of cash held	$ 204,921	204,921		257,911	181,758
Foreign exchange gain/ (loss)		(3,159)
Fair value hedge gain/ (loss)		1,609		0	0
Impairment loss of disposed assets					18,537
Impairment loss of assets held for use					10,684
Impairment loss		17,784		0	$ 29,221
Fair value hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €						€ 70,800
Fair value hedge gain/ (loss)	1,609
Ineffective portion of fair value hedge		39
Payments for vessels upgrade | €			€ 20,500
Fair value hedging | Fixed orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €						€ 20,500
Percentage of coverage through foreign currency hedging						100.00%
Fair value hedging | Optional orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of coverage through foreign currency hedging						50.00%
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2022 Notes fair value	$ 49,800	$ 49,800		$ 50,640
8.30% 2022 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Symbol		SBLKZ	SBLKZ